Intangible Assets and Liabilities - Intangible Assets, Unfavorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 0
Additions/ (Amortization)	(108,538)	$ 0	$ 0
Ending balance	122,481	0
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	0
Additions/ (Amortization)	231,019
Ending balance	231,019	0
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	0
Additions/ (Amortization)	(108,538)
Ending balance	(108,538)	0
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	0
Additions/ (Amortization)	122,481
Ending balance	$ 122,481	$ 0